CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
STOCKHOLDERS' DEFICIT
Preferred stock, authorized shares	10,000,000	10,000,000
Preferred stock, outstanding shares	0	0
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, Authorized	100,000,000	100,000,000
Common stock, Issued	11,118,390	10,282,640
Common stock, outstanding	11,118,390	10,282,640